Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks – 97.0%
Communication Services – 4.4%
Omnicom Group, Inc. .......................................................... 40,548 $ 3,053,670
Scholastic Corp. .............................................................. 96,449 3,767,298
6,820,968
Consumer Discretionary – 3.3%
Levi Strauss & Co., Class A ..................................................... 82,606 1,527,385
Mohawk Industries, Inc.* ........................................................ 14,899 1,466,955
Whirlpool Corp. ............................................................... 39,005 2,103,150
5,097,490
Consumer Staples – 12.8%
Conagra Brands, Inc. .......................................................... 93,132 1,464,035
Edgewell Personal Care Co. ..................................................... 158,432 3,380,939
Ingles Markets, Inc., Class A ..................................................... 52,976 4,762,012
Ingredion, Inc. ................................................................ 14,939 1,683,028
Molson Coors Beverage Co., Class B ............................................. 59,328 2,554,664
The Campbell's Company ....................................................... 104,474 2,326,636
The Marzetti Company ......................................................... 10,987 1,519,832
Tyson Foods, Inc., Class A ...................................................... 32,149 2,059,786
19,750,932
Energy – 7.1%
Expand Energy Corp. .......................................................... 16,458 1,806,759
Halliburton Co. ............................................................... 84,826 3,307,366
Innovex International, Inc.* ...................................................... 176,248 4,298,689
World Kinect Corp. ............................................................ 65,487 1,510,785
10,923,599
Financials – 9.0%
Citizens Financial Group, Inc. .................................................... 51,558 3,091,933
CNA Financial Corp. ........................................................... 18,264 838,683
Old Republic International Corp. .................................................. 25,167 1,004,163
OneMain Holdings, Inc. ......................................................... 39,633 2,119,969
SEI Investments Co. ........................................................... 26,639 2,090,363
State Street Corp. ............................................................. 15,304 1,936,874
White Mountains Insurance Group Ltd. ............................................ 660 1,449,994
Willis Towers Watson PLC ...................................................... 4,971 1,445,070
13,977,049
Health Care – 19.1%
Dentsply Sirona, Inc. ........................................................... 325,414 3,774,802
Elanco Animal Health, Inc.* ...................................................... 180,360 4,316,015
Fortrea Holdings, Inc.* ......................................................... 167,690 1,579,640
Grifols SA, ADR ............................................................... 263,731 2,115,123
Henry Schein, Inc.* ............................................................ 15,630 1,151,931
Koninklijke Philips NV .......................................................... 57,172 1,566,513
Organon & Co. ............................................................... 233,310 1,397,527
Pediatrix Medical Group, Inc.* ................................................... 153,942 3,292,819
Prestige Consumer Healthcare, Inc.* .............................................. 25,463 1,509,192
Sotera Health Co.* ............................................................ 105,053 1,506,460
Teleflex, Inc. ................................................................. 21,345 2,553,075
United Therapeutics Corp.* ...................................................... 2,519 1,493,717

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
Common Stocks (continued)
Health Care (continued)
Zimmer Biomet Holdings, Inc. .................................................... 36,382 $ 3,289,660
29,546,474
Industrials – 21.0%
AGCO Corp. ................................................................. 15,109 1,750,680
Balfour Beatty PLC ............................................................ 256,926 2,570,892
Embraer SA, ADR ............................................................. 22,508 1,335,625
Healthcare Services Group, Inc.* ................................................. 173,196 3,212,786
Heartland Express, Inc. ......................................................... 174,123 1,810,879
Kennametal, Inc. .............................................................. 98,766 3,568,416
Knight-Swift Transportation Holdings, Inc. .......................................... 38,005 2,188,328
Landstar System, Inc. .......................................................... 5,155 826,398
Moog, Inc., Class A ............................................................ 5,182 1,516,460
National Presto Industries, Inc. ................................................... 25,230 3,458,024
Textron, Inc. .................................................................. 34,595 3,029,138
Timken Co. (The) ............................................................. 19,721 1,983,341
TransUnion .................................................................. 21,559 1,491,667
UniFirst Corp. ................................................................ 14,968 3,765,799
32,508,433
Information Technology – 14.5%
Amdocs Ltd. ................................................................. 55,651 3,631,784
Arlo Technologies, Inc.* ......................................................... 101,218 1,440,332
Arrow Electronics, Inc.* ......................................................... 13,267 1,902,621
Avnet, Inc. ................................................................... 23,104 1,423,669
EPAM Systems, Inc.* .......................................................... 18,409 2,492,579
F5, Inc.* ..................................................................... 4,586 1,326,867
IPG Photonics Corp.* .......................................................... 30,331 3,475,629
NETGEAR, Inc.* .............................................................. 136,168 2,973,909
Nice Ltd., ADR* ............................................................... 13,958 1,539,009
Qorvo , Inc.* .................................................................. 29,868 2,311,783
22,518,182
Materials – 5.8%
International Flavors & Fragrances, Inc. ............................................ 56,773 4,118,881
Scotts Miracle- Gro Co. (The) .................................................... 22,700 1,380,387
Sealed Air Corp. .............................................................. 736 30,949
Sonoco Products Co. .......................................................... 27,752 1,501,106
Winpak Ltd. .................................................................. 61,305 1,989,294
9,020,617
Total Common Stocks (Cost $134,623,642) ....................................................... 150,163,744
Money Market Funds – 3.0%
JP Morgan US Treasury Plus Money Market Fund, 3.56%
(a)
(Cost $4,603,568) ........................................................... 4,603,568 4,603,568
Total Investments – 100.0%
(Cost $139,227,210) ......................................................................... $ 154,767,312
Other Assets in Excess of Liabilities – 0.0%† ........................................................ 67,388
Net Assets – 100.0% .......................................................................... $ 154,834,700

Brandes U.S. Small-Mid Cap Value ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
*
Non Income Producing
†
Less than 0.05%
(a)
Rate shown reflects the 7-day yield as of March 31, 2026.
ADR : American Depositary Receipt
PLC : Public Limited Company